Subsequent Events - Narrative (Detail) - USD ($) $ in Thousands	Mar. 28, 2020	Nov. 22, 2019	Mar. 27, 2020
Subsequent Event [Line Items]
Stock purchase price		$ 40,000
Purchase obligation			$ 72,923
Lines of credit	$ 33,000
Line of credit due to maturity, description	To maintain financial flexibility the Company extended the repayment date of $33,000 borrowed under two lines-of-credit that were due to mature in June 2020, to December 2020
Wafers [Member]
Subsequent Event [Line Items]
Purchase obligation term	3 years
Purchase obligation	$ 40,000
Sanken
Subsequent Event [Line Items]
Notes payable to related party	42,700
Forgiveness of debt	$ 15,000
Percentage of holdings in PSL	70.00%
Minority shareholder interest	30.00%
Sanken | Consolidation, Eliminations [Member]
Subsequent Event [Line Items]
Total debt	$ 66,377